1933 Act File No. 2-75122
                                                   1940 Act File No. 811-3337

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    -----

     Pre-Effective Amendment No.      .............................

     Post-Effective Amendment No.   31 ............................   X
                                  -----                             -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

     Amendment No.   24  ........................................... X
                   ------                                           ----

                           TAX-FREE INSTRUMENTS TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,

                           Federated Investors Tower,

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

_  immediately upon filing pursuant to paragraph (b).
    on _______________, pursuant to paragraph (b).
    60 days after filing pursuant to paragraph (a)(i).

 X  on May 31, 1999 pursuant to paragraph (a)(i).
    75 days after filing pursuant to paragraph (a)(ii).
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

TAX-FREE INSTRUMENTS TRUST

INVESTMENT SHARES

A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of tax-exempt securities maturing in thirteen months or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem and Exchange Shares
Account and Share Information
Who Manages the Fund?
Financial Information



may 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax exempt securities so that the Fund's annual interest income is exempt from federal income tax. At least 80% of the Fund's interest income from investments will also be exempt from the alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investment Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 7%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investment Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 6.01%, 5.62%, 4.26%, 2.63%, 2.07%, 2.34%, 3.39%, 2.95%, 3.08% and 2.94%.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Investment Shares total returns on a yearly basis.

The Fund's Investment Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return from January 1, 1999 to March 31, 1999 was ____%.

Within the period shown in the Chart, the Fund's Investment Shares highest quarterly return was 1.54% (quarter ended June 30, 1989). Its lowest quarterly return was 0.50% (quarter ended March 31, 1993).

The Fund's Investment Shares 7-Day Net Yield as of December 31, 1998 was 2.39%.

The following table represents the Fund's Investment Shares Average Annual Total Returns through March 31, 1999.

AVERAGE ANNUAL TOTAL RETURN

                                     1 YEAR             5 YEARS    10 YEARS
INVESTMENT SHARES                    __%                __%        __%

----------------------------------------------------------------------------


Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

TAX-FREE INSTRUMENTS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Investment Shares.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a            None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of          None
original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and None other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if            None
applicable)
Exchange Fee                                                      None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS) Management Fee(2) 0.50% Distribution (12b-1) Fee None Shareholder Services Fee(3) 0.25% Other Expenses 0.16% Total Annual Fund Operating Expenses 0.91% 1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund's Investment Shares ACTUALLY PAID for the fiscal year ended March 31, 1999.

------------------------------------------------------------------------------
   Waiver of Fund Expenses                                        0.16%
   Total Actual Annual Fund Operating Expenses (after waivers)    0.75%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.44% for the year ended March 31, 1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Investment Shares (after the voluntary reduction) was 0.15% for the year ended March 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's
  Investment Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Investment Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investment Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                   $93        $290        $504      $1,120
-----------------------------

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality tax exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the yields from favorable interest rate changes and reduce the effect of unfavorable changes.

In an attempt to further enhance yields and provide diversification, the Adviser may invest a portion of the portfolio in tax exempt securities subject to the alternative minimum tax. Up to 20% of the Fund's income may be derived from such securities.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This also may cause the Fund to receive and distribute taxable income to investors. Temporary investments will be of comparable quality to other securities in which the Fund invests.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

  VARIABLE RATE DEMAND INSTRUMENTS

  Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

  MUNICIPAL NOTES

  Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time), and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $500 and the required minimum subsequent investment amount is $100.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Investment Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Investment Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to individuals as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o       Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

     o    Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

     o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed or exchanged;

o       signatures of all shareholders exactly as registered; and

o IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last 30 days;

     o a redemption is payable to someone other than the shareholder(s) of record; or

IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o       ensure that the account registrations are identical;

o       meet any minimum initial investment requirements; and

o       receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

(To be filed by amendment.)

27

TAX-FREE INSTRUMENTS TRUST

INVESTMENT SHARES

A Statement of Additional Information (SAI) dated May 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-3337
CUSIP 876924101

8062810A-IV (3/99)

PROSPECTUS

TAX-FREE INSTRUMENTS TRUST

INVESTMENT SHARES

A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of tax-exempt securities maturing in thirteen months or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem and Exchange Shares
Account and Share Information
Who Manages the Fund?
Financial Information



may 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax exempt securities so that the Fund's annual interest income is exempt from federal income tax. At least 80% of the Fund's interest income from investments will also be exempt from the alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investment Shares as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 7%.

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investment Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 6.01%, 5.62%, 4.26%, 2.63%, 2.07%, 2.34%, 3.39%, 2.95%, 3.08% and 2.94%.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Investment Shares total returns on a yearly basis.

The Fund's Investment Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return from January 1, 1999 to March 31, 1999 was ____%.

Within the period shown in the Chart, the Fund's Investment Shares highest quarterly return was 1.54% (quarter ended June 30, 1989). Its lowest quarterly return was 0.50% (quarter ended March 31, 1993).

The Fund's Investment Shares 7-Day Net Yield as of December 31, 1998 was 2.39%.

The following table represents the Fund's Investment Shares Average Annual Total Returns through March 31, 1999.

AVERAGE ANNUAL TOTAL RETURN

                                  1 YEAR             5 YEARS           10 YEARS
INVESTMENT SHARES                    __%                __%               __%



Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

TAX-FREE INSTRUMENTS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Investment Shares.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a            None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of          None
original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and None other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if            None
applicable)
Exchange Fee                                                      None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS) Management Fee(2) 0.50% Distribution (12b-1) Fee None Shareholder Services Fee(3) 0.25% Other Expenses 0.16% Total Annual Fund Operating Expenses 0.91% 1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund's Investment Shares ACTUALLY PAID for the fiscal year ended March 31, 1999.

------------------------------------------------------------------------------
   Waiver of Fund Expenses                                        0.16%
   Total Actual Annual Fund Operating Expenses (after waivers)    0.75%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.44% for the year ended March 31, 1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Investment Shares (after the voluntary reduction) was 0.15% for the year ended March 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's
  Investment Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Investment Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investment Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                   $93        $290        $504      $1,120
-----------------------------

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high-quality tax exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the yields from favorable interest rate changes and reduce the effect of unfavorable changes.

In an attempt to further enhance yields and provide diversification, the Adviser may invest a portion of the portfolio in tax exempt securities subject to the alternative minimum tax. Up to 20% of the Fund's income may be derived from such securities.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This also may cause the Fund to receive and distribute taxable income to investors. Temporary investments will be of comparable quality to other securities in which the Fund invests.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

  VARIABLE RATE DEMAND INSTRUMENTS

  Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

  MUNICIPAL NOTES

  Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. Shares are sold at the net asset value (NAV) next calculated after your order is received. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time), and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000. Subsequent investments must be in amounts of at least $1,000, except that there are no minimum requirements for those shareholders in Edward D. Jones & Co.'s Full Service Account (FSA) or who have signed an Automatic Collection and Reinvestment Service Agreement.

FULL SERVICE ACCOUNT

As a shareholder, you may subscribe to FSA. This program provides a convenient method for investment by linking your Fund account and the Edward D. Jones & Co. Brokerage Account. As an FSA subscriber, you will have a free credit balance in the Brokerage Account and will automatically have this sum invested in your Fund account on a daily basis. FSA also permits daily, automatic redemption of Fund Shares to satisfy debit balances in the your Brokerage Accounts. At present, there is no fee for this service, but Edward D. Jones & Co. reserves the right to charge a fee in the future.

HOW IS THE FUND SOLD?

     The Fund offers two share classes: Investment Shares and Institutional Service Shares. This prospectus relates only to Investment Shares. Each class has different expenses, which affect their performance. Contact your Edward D. Jones & Co. investment professional for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to individual accounts. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

HOW TO PURCHASE SHARES

     You may purchase Shares by check or wire. Fund Shares purchased before 3:00 p.m. (Eastern time) earn dividends that day. Payment should be made in U.S. dollars and drawn on a U.S. bank.

When payment is made by check, the order is considered received after the check is converted into federal funds by Edward D. Jones & Co. This is normally within two business days of receiving the check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund incurs. Checks originally payable to someone other than you or Edward D. Jones & Co. (third-party checks) are not accepted.

When payment is made by wire with federal funds, the order is considered received immediately. The Fund reserves the right to reject any request to purchase Shares.

BY CHECK
To purchase Shares by check:

     o    sign the Automatic Collection and Reinvestment Service Agreement* ;

     o    complete and sign a checkwriting application*;

     o enclose a check for $1,000 or more made payable to Edward D. Jones & Co.; and

     o send the check and any completed forms to your local Edward D. Jones & Co. office with instructions that it be invested in the Fund.

     * These forms are available from your Edward D. Jones & Co. investment professional. They are optional but recommended.

BY WIRE

Shares may be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Fund Shares. Contact your Edward D. Jones & Co. investment professional before wiring any funds. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

THROUGH AN EXCHANGE

     You may purchase Shares through an exchange of shares you own in certain funds advised and distributed by affiliates of Federated Investors, Inc. (Federated Funds). Or, you may purchase shares of certain Federated Funds by exchanging your Fund Shares. Sales charges may apply in purchasing some Federated Funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. Contact Edward D. Jones & Co. directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged.

HOW TO REDEEM AND EXCHANGE SHARES

     You may redeem or exchange Shares by submitting a request by telephone or by mail to your Edward D. Jones & Co. investment professional.

BY TELEPHONE

     You may redeem or exchange Shares by calling your Edward D. Jones & Co. investment professional.

If you call before 3:00 p.m. (Eastern time) your redemption will be mailed to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) you will receive that day's dividend and your redemption will be mailed to you the following business day.

BY MAIL

     You may redeem or exchange Shares by mailing a written request to Edward D. Jones & Co. Call your Edward D. Jones & Co. investment professional for specific instructions before redeeming by letter.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All written requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed or exchanged;

o       signatures of all shareholders exactly as registered; and

o IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last thirty days;

     o a redemption is payable to someone other than the shareholder(s) of record; or

o IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of certain Federated Funds. To do this, you must:

o       ensure that the account registrations are identical;

o       meet any minimum initial investment requirements; and

o       receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

CHECKWRITING

You may request checks to redeem your Fund Shares in amounts of $100 or more. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. You may not write checks to redeem Shares directly from Federated Shareholder Services Company or to close an account. The checkwriting privilege may be discontinued at any time. For further information, contact your Edward D. Jones & Co. investment professional.

ADDITIONAL CONDITIONS

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive monthly statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the third business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, you must maintain a $5,000 average monthly account balance in any month. Otherwise, you will be charged a $3.00 fee for that month. Checkwriting and FSA privileges will be deleted from accounts with a zero balance after 90 days. This policy does not currently apply to IRAs, Keoghs, other retirement accounts or accounts owned by associates of Edward D. Jones & Co., L.P. These types of accounts may be subject to the policy in the future.

TAX INFORMATION

Edward D. Jones & Co. sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

(To be filed by amendment.)

40

TAX-FREE INSTRUMENTS TRUST

INVESTMENT SHARES

A Statement of Additional Information (SAI) dated May 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-3337
CUSIP 876924101

8062810A-IV (3/99)

PROSPECTUS

TAX-FREE INSTRUMENTS TRUST

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking current income exempt from federal income tax consistent with stability of principal by investing in a portfolio of tax-exempt securities maturing in thirteen months or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information



may 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income exempt from federal income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax exempt securities so that the Fund's annual interest income is exempt from federal income tax. At least 80% of the Fund's interest income from investments will also be exempt from the alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Service Shares as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 0.50% up to 4%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's Institutional Service Shares through the calendar year ended 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 2.49%, 3.55%, 3.11%, 3.23% and 3.10%.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's total return from January 1, 1999 to March 31, 1999 was ____%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 0.93% (quarter ended June 30, 1995). Its lowest quarterly return was 0.48% (quarter ended March 31, 1994).

The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 2.54%.

The following table represents the Fund's Institutional Service Shares Average Annual Total Returns through March 31, 1999.

AVERAGE ANNUAL TOTAL RETURN

                   LIFE OF THE FUND  1 YEAR             5 YEARS
                   (1)

INSTITUTIONAL      __%               __%                __%

SERVICE SHARES


(1) The Fund's Institutional Service Shares start of performance date was October 15, 1993.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

TAX-FREE INSTRUMENTS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Service Shares.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a            None
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of          None
original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and None other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if            None
applicable)
Exchange Fee                                                      None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)(1) EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS) Management Fee(2) 0.50% Distribution (12b-1) Fee None Shareholder Services Fee(3) 0.25% Other Expenses 0.07% Total Annual Fund Operating Expenses 0.82% 1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Service Shares ACTUALLY PAID for the fiscal year ended March 31, 1999.

------------------------------------------------------------------------------
   Waiver of Fund Expenses                                        0.28%
   Total Actual Annual Fund Operating Expenses (after waivers)    0.54%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.45% for the year ended March 31, 1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.02% for the year ended March 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's
  Institutional Service Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                   $84        $262        $455      $1,014
-----------------------------

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


The Fund invests in a portfolio of high-quality tax exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio is 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standards for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the yields from favorable interest rate changes and reduce the effect of unfavorable changes.

In an attempt to further enhance yields and provide diversification, the Adviser may invest a portion of the portfolio in tax exempt securities subject to the alternative minimum tax. Up to 20% of the Fund's income may be derived from such securities.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This also may cause the Fund to receive and distribute taxable income to investors. Temporary investments will be of comparable quality to other securities in which the Fund invests.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

  VARIABLE RATE DEMAND INSTRUMENTS

  Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

  MUNICIPAL NOTES

  Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time), and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Investment Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to individuals, institutions, and fiduciaries as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o       Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

     o    Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

     o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed;

o       signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last 30 days; or

     o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales.

Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

(To be filed by amendment.)

TAX-FREE INSTRUMENTS TRUST

INSTITUTIONAL SERVICE SHARES

A Statement of Additional Information (SAI) dated May 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-3337
CUSIP 876924200

8062810A-SS (3/99)

STATEMENT OF ADDITIONAL INFORMATION

TAX-FREE INSTRUMENTS TRUST

INSTITUTIONAL SERVICE SHARES

INVESTMENT SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Tax-Free Instruments Trust (Fund), dated May 31, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

   may 31, 1999

CONTENTS
How is the Fund Organized?
Securities in Which the Fund Invests
What Do Shares Cost?
How is the Fund Sold?
Exchanging Securities for Shares
Subaccounting Services
Redemption in Kind
Massachusetts Partnership Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Financial Information
Investment Ratings
Addresses

CUSIP 876924101

CUSIP 876924200

8062810B (3/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 17, 1981. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly Federated Advisers).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The Adviser generally invests in private activity bonds that are credit enhanced by financial institutions.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.


MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to CREDIT RISKS.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to CREDIT RISKS.

INVESTMENT RATINGS

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. An additional risk factor is outlined below.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

INVESTMENT POLICY

As a matter of fundamental investment policy, the Fund invests its assets so that at least 80% of its annual interest income is exempt from federal income tax.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

BORROWING MONEY

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.

Interest paid on borrowed funds will serve to reduce the Fund's income. The Fund will liquidate any borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding 10% of the value of total assets at the time of the pledge.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued municipal securities or temporary investments or enter into repurchase agreements, as permitted by its investment objective and policies.

INVESTING IN COMMODITIES AND MINERALS

The Fund will not purchase or sell commodities, commodity contracts, or oil, gas or other mineral exploration or development programs.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities) if, as a result of such purchase, more than 25% of the value of its assets would be invested in any one industry.

This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing).

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of its assets, the Fund will not invest more than 5% of its total assets in the securities of any one issuer.

Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or governmental issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the 1940 Act.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not acquire the voting securities of any issuer, except as part of a merger, consolidation, or other acquisition of other assets. It may not invest in securities issued by any other investment company or investment trust.

INVESTING IN NEW ISSUERS

The Fund will not invest more than 5% of the value of its total assets in securities of issuers (or in the alternative, guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES

The Fund will not purchase or retain the securities of any issuer other than the Fund if the Officers and Trustees of the Fund or its investment adviser, owning individually more than .50% of the issuer's securities, together beneficially own more than 5% of the issuer's securities.

INVESTING IN OPTIONS

The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them except that the Fund may purchase municipal securities from a bank, broker, dealer, or other person accompanied by the agreement of the seller to purchase them, at the Fund's option, prior to maturity.

     THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATION, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940 (the "Act"). In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Act, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Investment Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

As of May __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: _____.

As of May __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Investment Shares: _____.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of May __, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Act. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


NAME

BIRTH DATE                                                                    AGGREGATE       TOTAL
ADDRESS                                                                       COMPENSATION    COMPENSATION
POSITION WITH FUND           PRINCIPAL OCCUPATIONS                            FROM FUND       FROM
------------------------     FOR PAST 5 YEARS                                 -----------     ----------------
                                                                                              FUND AND FUND
                                                                                              COMPLEX
JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birth Date: July 28,         Trustee of the Federated Fund Complex;                           Fund and
1924                         Chairman and Director, Federated Investors,                      54 other
Federated Investors          Inc.; Chairman and Trustee, Federated                            investment
Tower                        Investment Management Company; Chairman and                      companies
1001 Liberty Avenue          Director, Federated Investment Counseling,                       in the Fund
Pittsburgh, PA               and Federated Global Investment Management                       Complex
CHAIRMAN AND TRUSTEE         Corp.; Chairman, Passport Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund               $___     $113,860.22 for
Birth Date: February 3,      Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Fund and
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      54 other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund               $___     $125,264.48 for
Birth Date: June 23,         Complex; President, Investment Properties                        the
1937                         Corporation; Senior Vice President,                              Fund and
Wood/IPC Commercial          John R. Wood and Associates, Inc.,                               54 other
Dept.                        Realtors; Partner or Trustee in private                          investment
John R. Wood                 real estate ventures in Southwest Florida;                       companies
Associates, Inc.             formerly: President, Naples Property                             in the Fund
Realtors                     Management, Inc. and Northgate Village                           Complex
3255 Tamiami Trial           Development Corporation.
North Naples, FL

TRUSTEE

-------------------------
WILLIAM J. COPELAND          Director or Trustee of the Federated Fund               $___     $125,264.48 for
Birth Date: July 4, 1918     Complex; Director and Member of the                              the
One PNC Plaza-23rd Floor     Executive Committee, Michael Baker, Inc.;                        Fund and
Pittsburgh, PA               formerly: Vice Chairman and Director, PNC                        54 other
TRUSTEE                      Bank, N.A., and PNC Bank Corp.; Director,                        investment
                             Ryan Homes, Inc.                                                 companies
                                                                                              in the Fund

                             Previous Positions: Director, United                             Complex
                             Refinery; Director, Forbes Fund; Chairman,
                             Pittsburgh Foundation; Chairman, Pittsburgh

                             Civic Light Opera.

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund               $___     $113,860.22 for
Birth Date: October 11,      Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Fund and
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         54 other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund               $___     $113,860.22 for
Birth Date: March 16,        Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Fund and
One Royal Palm Way           Court; President, State Street Bank and                          54 other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Previous Positions: Director, VISA USA and                       in the Fund
                             VISA International; Chairman and Director,                       Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                      $___     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Fund and
Birth Date: April 10,                                                                         26 other
1945                         Previous Positions: Chief Executive                              investment
80 South Road                Officer, PBTC International Bank; Chief                          companies
Westhampton Beach, NY        Financial Officer of Retail Banking Sector,                      in the Fund
TRUSTEE                      Chase Manhattan Bank; Senior Vice                                Complex
                             President, Marine Midland Bank; Vice
                             President, Citibank; Assistant Professor of
                             Banking and Finance, Frank G. Zarb School
                             of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund               $___     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birth Date: December         University; Consulting Partner, Mollica &                        Fund and
20, 1932                     Murray.                                                          54 other
President, Duquesne                                                                           investment
University                   Previous Positions: Dean and Professor of                        companies
Pittsburgh, PA               Law, University of Pittsburgh School of                          in the Fund
TRUSTEE                      Law; Dean and Professor of Law, Villanova                        Complex
                             University School of Law.

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund               $___     $113,860.22 for
Birth Date: June 21,         Complex; Public                                                  the
1935                         Relations/Marketing/Conference Planning.                         Fund and
4905 Bayard Street                                                                            54 other
Pittsburgh, PA               Previous Positions: National Spokesperson,                       investment
TRUSTEE                      Aluminum Company of America; business owner.                     companies
                                                                                              in the Fund
                                                                                              Complex

-------------------------
JOHN S. WALSH++              Director or Trustee of some of the                      $___     $0 for the
Birth Date: November         Federated Funds; President and Director,                         Fund and
28, 1957                     Heat Wagon, Inc.; President and Director,                        23 other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies
TRUSTEE                      Manufacturers Products, Inc.; Director,                          in the Fund
                             Walsh & Kelly, Inc.; formerly: Vice                              Complex
                             President, Walsh & Kelly, Inc.

-------------------------
GLEN R. JOHNSON              Trustee, Federated Investors, Inc.; staff                 $0     $0 for the
Birth Date: May 2, 1929      member, Federated Securities Corp.                               Fund and
Federated Investors                                                                           8 other
Tower                                                                                         investment
1001 Liberty Avenue                                                                           companies
Pittsburgh, PA                                                                                in the Fund
PRESIDENT                                                                                     Complex
-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birth Date: April 11,        the Federated Fund Complex; Director or                          Fund and
1949                         Trustee of some of the Funds in the                              16 other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies
1001 Liberty Avenue          President and Trustee, Federated Investment                      in the Fund
Pittsburgh, PA               Management Company; President and Director,                      Complex
EXECUTIVE VICE PRESIDENT     Federated Investment Counseling and
                             Federated Global Investment Management
                             Corp.; President, Passport Research, Ltd.;
                             Trustee, Federated Shareholder Services
                             Company; Director, Federated Services

                             Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birth Date: October 22,      the Federated Fund Complex; President,                           Fund and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                company
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       in the Fund
Pittsburgh, PA               Investment Management Company and Federated                      Complex
EXECUTIVE VICE PRESIDENT     Investment Counseling, Federated Global
                             Investment Management Corp. and Passport
                             Research, Ltd.; Executive Vice President
                             and Director, Federated Securities Corp.;
                             Trustee, Federated Shareholder Services

                             Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birth Date: October 26,      the Federated Fund Complex; Executive Vice                       Fund and
1938                         President, Secretary, and Director,                              54 other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Investment Management Company;                         companies
1001 Liberty Avenue          Director, Federated Investment Counseling                        in the Fund
Pittsburgh, PA               and Federated Global Investment Management                       Complex
EXECUTIVE VICE               Corp.; Director, Federated Services
PRESIDENT AND SECRETARY      Company; Director, Federated Securities
                             Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birth Date: June 17,         Vice President - Funds Financial Services                        Fund and
1954                         Division, Federated Investors, Inc.;                             54 other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies
1001 Liberty Avenue          Federated Investors, Inc.                                        in the Fund
Pittsburgh, PA                                                                                Complex
TREASURER

-------------------------
RICHARD B. FISHER            President or Vice President of some of the                $0     $0 for the
Birth Date: May 17, 1923     Funds in the Federated Fund Complex;                             Fund and
Federated Investors          Director or Trustee of some of the Funds in                      6 other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies
Pittsburgh, PA               Chairman and Director, Federated Securities                      in the Fund
VICE PRESIDENT               Corp.                                                            Complex
-------------------------
WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birth Date: March 3,         various other Funds in the Federated Fund                        Fund and
1949                         Complex; Executive Vice President,                               41 other
Federated Investors          Federated Investment Counseling, Federated                       investment
Tower                        Global Investment Management Corp.,                              companies
1001 Liberty Avenue          Federated Investment Management Company,                         in the Fund
Pittsburgh, PA               and Passport Research, Ltd.; Registered                          Complex
CHIEF INVESTMENT OFFICER     Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Investment Management Company, and Passport
                             Research, Ltd.

-------------------------
JEFF A. KOZEMCHAK            Jeff A. Kozemchak is Vice President of the                $0     $0 for the
Birth Date: January 15,      Fund.  Mr. Kozemchak joined Federated in                         Fund and
1960                         1987 and has been a Senior Portfolio                             3 other
Federated Investors          Manager since 1996 and a Senior Vice                             investment
Tower                        President of the Fund's Adviser since 1999.                      companies
1001 Liberty Avenue          He was a Portfolio Manager and a Vice                            in the Fund
Pittsburgh, PA               President of the Fund's Adviser from 1993                        Complex
VICE PRESIDENT               to 1998. Mr. Kozemchak is a Chartered
                             Financial Analyst and received his M.S. in

                             Industrial Administration from Carnegie
                             Mellon University in 1987.

     + MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, EXECUTIVE VICE PRESIDENT OF THE FUND.

++ MESSRS. MANSFIELD AND WALSH BECAME MEMBERS OF THE BOARD OF TRUSTEES ON JANUARY 1, 1999. THEY DID NOT EARN ANY FEES FOR SERVING THE FUND COMPLEX SINCE THESE FEES ARE REPORTED AS OF THE END OF THE LAST CALENDAR YEAR.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
FEE                             FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED MARCH 31,
--------------------------------                 1999                    1998               1997

Advisory Fee Earned                               $__                     $__                $__
---------------------------------
Advisory Fee Reduction                            $__                     $__                $__
---------------------------------
Brokerage Commissions                             $__                     $__                $__
---------------------------------
Administrative Fee                                $__                     $__                $__
---------------------------------
12B-1 FEE                                        None

---------------------------------
SHAREHOLDER SERVICES FEE

---------------------------------
  Institutional Service Shares                    $__                    ----               ----
---------------------------------
  Investment Shares                               $__                    ----               ----
---------------------------------

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year, ten-year or since inception periods ended March 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield given for the 7-day period ended March 31, 1999.

                          7  DAY PERIOD       1 Year      5 Years    10 Years
INVESTMENT SHARES

---------------------
Total Return              NA                  __%         __%        __%

---------------------
Yield                     __%                 NA          NA         NA

---------------------
Effective Yield           __%                 NA          NA         NA

---------------------
Tax-Equivalent Yield      __%                 NA          NA         NA



                    7  DAY PERIOD       1 Year      5 Years   Since inception on
                                                               October 15, 1993
INSTITUTIONAL

SERVICE SHARES      ----------------------------------------------

---------------------
Total Return              NA                  __%         __%       __%

---------------------
Yield                     __%                 NA          NA        NA

---------------------
Effective Yield           __%                 NA          NA        NA

---------------------
Tax-Equivalent Yield      __%                 NA          NA        NA


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAXABLE YIELD EQUIVALENT FOR 1999 MULTISTATE MUNICIPAL FUND




FEDERAL INCOME TAX BRACKET:      15.00%         28.00%         31.00%        36.00%       39.60%
Joint Return                   $1-43,050 $43,051-104,05$104,051-158,550$158,551-283,150     Over
                                                                                         283,150
Single Return                  $1-25,750 $25,751-62,450$62,451-130,250 $130,251-283,150     Over
                                                                                         283,150
TAX EXEMPT YIELD:              TAXABLE YIELD EQUIVALENT:
--------------------------------
1.00%                             1.18%          1.39%          1.45%         1.56%        1.66%
1.50%                             1.76%          2.08%          2.17%         2.34%        2.48%
2.00%                             2.35%          2.78%          2.90%         3.13%        3.31%
2.50%                             2.94%          3.47%          3.62%         3.91%        4.14%
3.00%                             3.53%          4.17%          4.35%         4.69%        4.97%
3.50%                             4.12%          4.86%          5.07%         5.47%        5.79%
4.00%                             4.71%          5.56%          5.80%         6.25%        6.62%
4.50%                             5.29%          6.25%          6.52%         7.03%        7.45%
5.00%                             5.88%          6.94%          7.25%         7.81%        8.28%
5.50%                             6.47%          7.64%          7.97%         8.59%        9.11%
6.00%                             7.06%          8.33%          8.70%         9.38%        9.93%
6.50%                             7.65%          9.03%          9.42%        10.16%       10.76%
7.00%                             8.24%          9.72%         10.14%        10.94%       11.59%
7.50%                             8.82%         10.42%         10.87%        11.72%       12.42%
8.00%                             9.41%         11.11%         11.59%        12.50%       13.25%
--------------------------------

     NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the

Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended March 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of Tax-Free Instruments Trust dated March 31, 1999.

(To be filed by amendment.)

INVESTMENT RATINGS

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated in the defined rating categories.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

ADDRESSES

TAX-FREE INSTRUMENTS TRUST

Institutional Service Shares

Investment Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

PART C.      OTHER INFORMATION

Item 23.     Exhibits:

                       (a)   Conformed copy of Amended Declaration of
                          Trust of the Registrant; (11)

                    (b)   (i) Copy of By-Laws of the Registrant; (2)
                              (ii) Copy of Amendment No. 1 to By-Laws; +

                          (iii) Copy of Amendment No. 2 to By-Laws; (5)
                          (iv) Copy of Amendment No. 3 to By-Laws; (5)
                          (v) Copy of Amendment No. 4 to By-Laws; (5)
                          (vi) Copy of Amendment No. 5 to By-Laws; (14)
                          (vii) Copy of Amendment No. 6 to By-Laws; (14)

                               (viii) Copy of Amendment No. 7 to By-Laws; +
                          (ix) Copy of Amendment No. 8 to By-Laws; +

                    (c)   Copy of Specimen Certificate for Shares
                          of Beneficial Interest of the Registrant; (2)

                    (d) Copy of Investment Advisory Contract of the Registrant; (7)

                    (e)   (i)   Conformed copy of Distributor's Contract
                                of the Registrant; (10)

                          (ii)  The Registrant hereby incorporates the
                                conformed copy of the specimen Mutual
                                Funds Sales and Service Agreement;
                                Mutual Funds Service Agreement and Plan
                                Trustee/Mutual Funds Service Agreement
                                from Item 4(b)(6) of the Cash Trust
                                Series II Registration Statement of Form
                                N-1A, filed with the Commission on July
                                24, 1995. (File Nos. 33-38550 and 811-
                                6269);
                    (f)   Not applicable;

                    (g)   (i)   Conformed copy of Custodian Agreement of
                                the Registrant; (11)

                          (ii)  Conformed copy of Domestic Custody Fee
                                Schedule; (14)

---------------------------------------------------
+  All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 to its Registration Statement on Form N-1 Filed on August 13, 1982. (File No. 2-75122 and File No. 811-3337).

5. Response is incorporated by reference to Registrant's Post-Effective Ammendment No. 7 to its Registration Statement on Form N-1A filed on July 14, 1987. (File No. 2-75122 and File No. 811-3337).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on July 28, 1989. (File No. 2-75122 and File No. 811-3337).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed on May 26, 1994. (File No. 2-75122 and File No. 811-3337).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed on May 24, 1995. (File No. 2-75122 and File No. 811-3337).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed on May 28, 1998. (File No. 2-75122 and File No. 811-3337).

                      (h) (i)   Conformed copy of Agreement for Fund

                                Accounting Services, Administrative
                                Services, Transfer Agency Services, and
                                Custody Services Procurement; +

                          (ii)  Conformed copy of Shareholder Services
                                Agreement; (11)

                          (iii) The responses described in Item 24(b)(6)
                                are hereby incorporated by reference;

                          (iv)  Conformed copy of Amended and Restated
                                Shareholder Services Agreement; (14)

                    (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)

                    (j)  Not applicable;
                    (k)  Not applicable;
                    (l)  Letter Agreement; (3)

                    (m)  (i)   Copy of Distribution Plan of the
                                Registrant; (4)

                          (ii) The responses described in Item 24(b)(6) are hereby incorporated by reference;

                    (n)  Not applicable;

                    (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996 (File Nos. 33-52149 and 811- 07141);

                    (p)  Conformed copy of Power of Attorney. (13)
                              (i) Conformed copy of Power of Attorney of the

                             Chief Investment Officer of the Registrant; +
                         (ii)Conformed copy of Power of Attorney of the

                             Treasurer of the Registrant; +
                              (iii)Conformed copy of Power of Attorney of Trustee Charles F. Mansfield, Jr.; +

                         (iv) Conformed copy of Power of Attorney of
                              Trustee John S. Walsh. +

---------------------------------------------------
+  All exhibits have been filed electronically.

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 to its Registration Statement on Form N-1 filed on November 4, 1982. (File No. 2-75122 and File No. 811-3337).

4.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 to its Registration Statement on Form N-1 filed on January 30, 1984. (File No. 2-75122 and File No. 811-3337).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A filed on May 24, 1995. (File No. 2-75122 and File No. 811-3337).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed on May 24, 1996. (File No. 2-75122 and File No. 811-3337).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A filed on May 22, 1997. (File No. 2-75122 and File No. 811-3337).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed on May 28, 1998. (File No. 2-75122 and File No. 811-3337).

Item 24.       Persons Controlled by or Under Common Control with Registrant:

               None

Item 25.       Indemnification:  (7)

---------------------------------------------------

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on July 28, 1989. (File No. 2-75122 and File No. 811-3337).

Item 26.   Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "WHO MANAGES THE FUND?"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "WHO MANAGES AND PROVIDES SERVICES TO THE FUND?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Susan R. Hill
                                                      Stephen A. Keen
                                                      Robert K. Kinsey
                                                      Robert M. Kowit
                                                      Jeff A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      Jolanta M. Wysocka
                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Robert E. Cauley
                                                      Lee R. Cunningham, II
                                                      B. Anthony Delserone, Jr.
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      John T. Gentry
                                                      William R. Jamison
                                                      Constantine Kartsonsas
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Michael W. Sirianni
                                                      Leonardo A. Vila
                                                      Lori A. Wolff
                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine M. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 27.       PRINCIPAL UNDERWRITERS:

(a)....Federated  Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Director, Chairman, Chief              Vice President
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               Executive Vice
Federated Investors Tower           President,                        President

1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary               --
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



(c) Not applicable

Item 28.       Location of Accounts and Records:

               All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-b promulgated thereunder are maintained at one of the following locations:

               Registrant                       Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, PA  15237-7000

               Federated Shareholder            Federated Investors Tower
                 Services Company               1001 Liberty Avenue
            (Transfer Agent, Dividend           Pittsburgh, PA 15222-3779
             Disbursing Agent and

             Portfolio Recordkeeper)

               Federated Services Company     Federated Investors Tower
               (Administrator)                1001 Liberty Avenue
                                              Pittsburgh, PA  15222-3779

               Federated Investment Management    Federated Investors Tower
                 Company                          1001 Liberty Avenue
            (Adviser)                             Pittsburgh, PA  15222-3779

               State Street Bank and Trust        P.O. Box 8600
                 Company                          Boston, MA  02266-8600

               (Custodian)

Item 29.       Management Services:  Not applicable.

Item 30.       Undertakings:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TAX-FREE INSTRUMENTS TRUST, certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of March, 1999.

                           TAX-FREE INSTRUMENTS TRUST

                      BY: /s/ Karen M. Brownlee
                      Karen M. Brownlee, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      March 25, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                       DATE

By:  /s/ Karen M. Brownlee

     Karen M. Brownlee                   Attorney In Fact      March 25, 1999
     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Trustee
                                         (Chief Executive Officer)

Glen R. Johnson*                         President

Richard J. Thomas*                       Treasurer
                                          (Principal Financial and

                                           Accounting Officer)

William D. Dawson, III*                  Chief Investment Officer

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

William J. Copeland*                     Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr.*                     Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

* By Power of Attorney